Other Revenues and Expenses - Schedule of Other Revenues and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other income (expense) [Abstract]
Impairment of goodwill			$ (803.8)
Impairment of assets		$ (129.7)	(206.9)
Restructuring costs	$ (296.2)	(167.3)	(120.8)
Change in restructuring reserves	88.9	113.0	(87.0)
Impairment and restructuring expenses - net	(207.3)	(184.0)	(1,218.5)
Other revenues (expenses)	(2.0)	1.0	6.2
Exchange gains (losses) on hedging contracts		0.2	(2.5)
Gains (losses) on sales of assets	30.4	(0.1)	26.5
Other revenues (expenses) - net	$ (178.9)	$ (182.9)	$ (1,188.3)